Basis of preparation and changes to the Company's accounting policies - Going concern (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Going concern [Abstract]
Company's cash position	SFr 40,007	SFr 31,586	SFr 63,147	SFr 82,216
Short-term financial assets	SFr 53,000	SFr 91,000